Share-based payments - Number of outstanding share options (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 shares	Jun. 30, 2025 Options	Dec. 31, 2025 shares Options
Employee stock option plan
Share-based payments
Outstanding at the beginning (units)	178,228	187,323	187,323
Granted during the period (units)	23,719	15,663
Exercised during the period (units)		(6,933)
Outstanding at the end (units)	201,947	196,053	178,228
Class B complex vesting - related to GDEV Inc. shares
Share-based payments
Outstanding at the beginning (units)	22,074	36,789	36,789
Exercised during the period (units)		(14,715)
Outstanding at the end (units)	22,074	22,074	22,074